Shareholder Report, Holdings (Details)	Jun. 30, 2024
Institutional Shares | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Institutional Shares | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Institutional Shares | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Institutional Shares | Costco Wholesale Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Institutional Shares | ServiceNow, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Institutional Shares | Intuitive Surgical, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Institutional Shares | Intuit, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Institutional Shares | Alphabet, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Institutional Shares | Hilton Worldwide Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Institutional Shares | Mastercard, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Institutional Shares | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.50%
Institutional Shares | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
Institutional Shares | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
Institutional Shares | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Institutional Shares | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Institutional Shares | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Institutional Shares | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Institutional Shares | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Institutional Shares | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Investor Shares | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Investor Shares | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Investor Shares | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Investor Shares | Costco Wholesale Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Investor Shares | ServiceNow, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Investor Shares | Intuitive Surgical, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Investor Shares | Intuit, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Investor Shares | Alphabet, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Investor Shares | Hilton Worldwide Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Investor Shares | Mastercard, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Investor Shares | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.50%
Investor Shares | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
Investor Shares | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
Investor Shares | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Investor Shares | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Investor Shares | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Investor Shares | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Investor Shares | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Investor Shares | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Advisor Shares | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Advisor Shares | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Advisor Shares | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Advisor Shares | Costco Wholesale Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Advisor Shares | ServiceNow, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Advisor Shares | Intuitive Surgical, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Advisor Shares | Intuit, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Advisor Shares | Alphabet, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Advisor Shares | Hilton Worldwide Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Advisor Shares | Mastercard, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Advisor Shares | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.50%
Advisor Shares | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
Advisor Shares | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
Advisor Shares | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Advisor Shares | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Advisor Shares | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Advisor Shares | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Advisor Shares | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Advisor Shares | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%